ADVANCES TO ACQUIRE BUILDINGS (Details) $ in Thousands, $ in Thousands	Dec. 04, 2015 USD ($) square_meter	Dec. 04, 2015 ARS ($) square_meter	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)
Disclosure of transactions between related parties [line items]
Advances to suppliers			$ 611	$ 155
Advances to suppliers (note 20)			28,799	25,498
Inversiones y Representaciones Sociedad Anonima IRSA
Disclosure of transactions between related parties [line items]
Advances to suppliers			$ 363	$ 1,660
Subsidiaries | Sistemas Globales S.A. and IAFH Global S.A.
Disclosure of transactions between related parties [line items]
Area of real estate property | square_meter	4,896	4,896
Purchases of property and other assets, related party transactions		$ 180,279
Purchase agreement, payment one	$ 18,779
Purchase agreement, payment two	8,567
Purchase agreement, payment three	$ 3,672